PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

2.1 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

2.2 Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet all of the criteria to be classified as held for sale in accordance with ASC 205-20-45-1E Initial Criteria for Classification of Held for Sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the entity, or disposal of a major equity method investment.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset.

Once a disposed business meets the criteria of held for sales and be reported as a discontinued operation, according to ASC 205-20-45-10, in the period(s) that a discontinued operation is classified as held for sale and for all prior periods presented, the assets and liabilities of the discontinued operation shall be presented separately in the asset and liability sections, respectively, of the Consolidated Balance Sheets.

In the consolidated statements of comprehensive loss, results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately (Note 3).

The following accounting policies support the basis of presentation of the Divestiture Transactions disclosed in Note 1.

Divestiture of 2C intra-regional business and loan-facilitation related service

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service, respectively. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantees starting from the three months ended December 31, 2019 (Note 3). Results of operations related to the discontinued operations have been recorded in “loss from discontinued operations” in the Consolidated Statements of Comprehensive Loss.

Divestiture of 2B business

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business. The transaction contemplated under the definitive agreements was closed in April 2020 (Note 3). Results of operations related to discontinued operations have been recorded in “loss from discontinued operations” in the Consolidated Statements of Comprehensive Loss.

2.3 Basis of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its former VIEs for which the Company is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, and its former VIEs have been eliminated upon consolidation.

2.4 Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long-lived assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting periods. On an ongoing basis, the Company’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Company to revise its estimates. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, the fair value of senior convertible preferred shares, warrant liabilities, forward contracts, share-based compensation arrangements, fair value of the long-term investment, provision for credit losses for loans recognized as a result of payments under guarantees and other receivables, the useful lives of property, equipment and software, incremental borrowing rate applied in lease accounting, inventory provision and valuation allowances for deferred tax assets. Given that changes in circumstances, facts and experience may cause the Group to revise its estimates, actual results could differ from those estimates.

2.5 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data

Level 3 — Unobservable inputs which are supported by little or no market activity

Financial instruments of the Company are primarily comprised of cash and cash equivalents, accounts receivable, loans recognized as a result of payments under guarantees, current portion of long-term borrowings, accounts payable, guarantee liabilities, warrant liabilities and forward contracts. As of March 31, 2021 and 2022, except for warrant liabilities and forward contracts which are measured at fair value, the carrying values approximated the fair values of these instruments because of their generally short maturities. The warrant liabilities and forward contracts were recorded at the fair value at the inception date and classified as a Level 3 measurement.

2.6 Foreign currencies

The Group uses Renminbi (“RMB”) as its reporting currency. The USD (“US$”) is the functional currency of the Group’s entities incorporated in Cayman Islands, British Virgin Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated Statements of Comprehensive Loss.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ deficit.

2.7 Convenience translation

Translations of Consolidated Balance Sheets, the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the fiscal year ended March 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3393 on March 31, 2022 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2022, or at any other rate.

2.8 Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amount of cash and with original maturities from the date of purchase of generally three months or less.

2.9 Restricted cash

Cash restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets. In the ordinary course of business, the third-party financing partners offer financing solutions to buyers (the “Borrowers”) and the Company is required to provide a guarantee (Note 2.11). As a result, the Company, as the guarantor, is required to maintain a separate guarantee fund, held as an escrow account with the third-party financing partners. This guarantee fund is required to be maintained at a fixed percentage of the balance of all loans outstanding. Beginning in the three months ended December 31, 2019, the Group no longer provided loan facilitation related services through its online platform.

As of March 31, 2022, restricted cash primarily represents cash reserved in relation to certain litigations.

2.10 Inventory

Inventory consists primarily of used vehicles and is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification and includes acquisition cost, direct and indirect reconditioning costs and inbound transportation expenses. Net realizable value represents the estimated selling price less costs to complete, dispose and transport the vehicles. Each reporting period the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value in the cost of revenues in the Consolidated Statements of Comprehensive Loss. Total carrying amount of used vehicles was RMB69.6 million and RMB426.3 million as of March 31, 2021 and 2022, respectively. Total amount of inventory provision recorded for used vehicles were nil for both the year ended December 31, 2019 and the three months ended March 31, 2020, and RMB4.7 million and RMB 14.2 million, the fiscal years ended March 31, 2021 and 2022, respectively.

2.11 Guarantee liabilities

Before the three months ended December 31, 2019, the third-party financing partners offered financing solutions to the Borrowers and the Company was required to provide a guarantee in the event of default.

Before January 1, 2020, the financial guarantee was within the scope of ASC Topic 460, Guarantees. The portion of the contract consideration that relates to ASC 460 must first be allocated to the guarantee, with the residual portion of the transaction price being recorded under ASC Topic 606, “Revenue from Contracts with Customers”. The liability was recognized at fair value at the inception of the guarantee.

Subsequent to the initial recognition of the guarantee liabilities, the Company’s guarantee obligations were measured in a combination of two components: (i) ASC 460 component and (ii) ASC 450 component. The liability recorded based on ASC 460 was determined on a contract-by-contract basis and was reduced as the Company was released from the underlying risk, meaning as the loan was repaid by the Borrower or when the financing partners were compensated in the event of a default. The liability was reduced only as the Company was released from the underlying risk. This component was a stand ready obligation which was not subject to the probable threshold used to record a contingent obligation. The other component was a contingent liability determined using historical experience of borrower defaults, representing the obligation to make future payments, measured using the guidance per ASC 450, Contingencies. Subsequent to the initial recognition, the guarantee obligation was measured at the greater of the amount determined per ASC 460 (guarantee liability) and the amount determined based on ASC 450 (contingent liability). As stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor was released from the guaranteed risk. Accordingly, the guarantee liabilities were recognized in “losses from guarantee liabilities” in the Consolidated Statements of Comprehensive Loss by a systematic and rational amortization method, e.g. over the term of the loan.

Effective on January 1, 2020, the Company adopted ASU 2016-13 using the modified retrospective transition approach (Note 2.26). The initial adoption resulted in a recognition of a separate contingent liability in the full amount, in addition to financial guarantee liabilities measured under ASC 460. Subsequent to the initial adoption, the Company’s guarantee obligations are measured in separated two components (i) ASC 460 component and (ii) ASC 326 component. In accordance with ASC 460-10-30-5, both guarantee obligations and an allowance for credit losses (calculating using the current expected credit losses – CECL - impairment model) are recorded for financial guarantees in the scope of ASC 326. The liability recorded based on ASC 460 is determined on a contract-by-contract basis and is reduced as the Company is released from the underlying risk, meaning as the loan is repaid by the Borrower or when the financing partners are compensated in the event of a default. The liability is reduced only as the Company is released from the underlying risk. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined using the CECL model per ASC 326 Financial Instruments – Credit Losses. Subsequent to the initial recognition, ASC 460 component is recorded in “other operating income” in the Consolidated Statements of Comprehensive Loss as the guarantor is released from the guaranteed risk by a systematic and rational amortization method, e.g. over the term of the loan. ASC 326 component is re-measured at each period end and recognized in provision for credit loss in Consolidated Statements of Comprehensive Loss.

2.12 Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

The Company recognizes the gain or loss on the disposal of property, equipment and software in the Consolidated Statements of Comprehensive Loss.

2.13 Intangible assets, net

Intangible assets mainly represent acquired software copyrights. These intangible assets are carried at acquisition cost less accumulated amortization and amortized on a straight-line basis over their estimated useful lives of the respective assets, which is usually 5 years.

2.14 Long-term investments

In accordance with ASC 323 Investment—Equity Method and Joint Ventures, the Company accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Company’s share of the investee’s profit and loss is recognized in the earnings of the period.

The Company holds investments in privately held companies in the form of equity securities without readily determinable fair values and in which the Company does not have a controlling interest or significant influence. In accordance with ASC 321 Investment- Equity Securities, investments in equity securities without readily determinable fair values are initially recorded at cost and are subsequently adjusted to fair value for impairments and price changes from observable transactions in the same or a similar security from the same issuer.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments without readily determinable fair value for which the Company has elected to use the measurement alternative, at each reporting period, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date, applying significant judgement in considering various factors and events including a) adverse performance of investees, credit rating, asset quality, or business prospects of the investee; b) adverse industry developments affecting investees; and c) adverse regulatory, social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

2.15 Impairment of long-lived assets

Long-lived assets including property, equipment and software with definite lives are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. When these events occur, the Group will assess whether an impairment of the long-lived assets in question exists by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset. No impairment of long-lived assets was recognized for the year ended December 31, 2019, the three months ended March 31, 2020, or the fiscal years ended March 31, 2021 and 2022.

2.16 Revenue recognition

Prior to the Divestiture Transactions during 2019 and 2020 disclosed in Note 1, the Group used to primarily engage in operating used car e-commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third-party financing partners to buyers for their used car purchases (2C). Revenues generated from these businesses were presented as three revenue streams as Transaction facilitation revenue and Loan facilitation revenue to consumers (2C), and Transaction facilitation revenue to business (2B). Meanwhile, the Group has been focusing more on the 2C cross-regional service business since second half of 2018. The cross-regional transactions mean transactions completed on the Company’s platform where the buyer completes the purchase of a car without having physically inspected the car on-site, which primarily comprise transactions where the buyer is located in a different city from which the car purchased. Whereas the 2C intra-regional transactions mainly include similar transactions when the consumers are located in the same city as where the cars are located.

Starting from the three months ended September 30, 2019, given the divestiture of 2C intra-regional business and loan facilitation service to Golden Pacer (Note 1), the Group modified its existing/ surviving cross-regional service contract and no longer provides loan guarantee services. Therefore, the cross-regional business was renamed as the Online used car transaction business. Accordingly, the revenues generated from the Online used car transaction business were renamed as Commission revenue, and Value-added service revenue starting in the three months ended September 30, 2019 and beyond. Since September 2020, the Group started to shift to “inventory-owning” model where the Group sells its own inventory of used vehicles, and this model was further updated since March 2021 as the Group started to acquire used vehicles directly from individuals. Since then, used vehicles sold directly to customers have been presented as Retail vehicle sales revenue, while used vehicles sold to wholesalers have been presented as Wholesale vehicle sales revenue.

For the divestiture of 2B and 2C business, the Group presented the results as discontinued operations for all the related periods presented (Note 3).

Besides these four main revenue streams, the Group has other revenue generated from the other services and businesses throughout all periods.

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. To achieve that core principle, an entity should apply five steps defined under Topic 606. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate units of accounting. The Company considered appropriate method to allocate the transaction price to each performance obligations, based on the relative standalone selling prices of the services provided. In estimating the standalone selling price for the services that are not directly observable, the Company considered the suitable methods included in ASC 606-10-21-34, and determined the adjusted market assessment approach is the most appropriate method. When estimating the relative standalone selling prices, the Group considers selling prices of similar services. Revenue is recognized upon transfer of control of these promised services to a customer.

The Group, from time to time, provides incentives to consumers. These incentives are given in the form of discount coupon to consumers. As these incentives were provided without any distinct good or service in return, these incentives have been recorded as reduction of revenue, pursuant to the guidance under ASC 606.

Revenue is recorded net off cash incentives and value-added-tax collected from customers.

Online used car transaction services (formerly known as “2C cross-regional business”) after the divestiture of intra-regional business and loan facilitation business

The Company uses www.xin.com as its 2C online platform, which assists in publishing the used cars of car dealers (the “Dealer”) for consumers (the “Consumer”). The online used car business mainly includes three services as follows:

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Broker transaction (or commission-related service): The Company provides used car purchase assistance, used car inspection services, title transfer and title registration service, as well as logistics service during the purchase process. The Company charges the Consumer the commission fees based on agreed percentage of final car sales price;

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Value-added service: For the Consumers that have financing needs, the Company provides additional services to Consumers based on agreed amount or agreed percentages, including but not limited to the following:

1. Channel service:

- Uxin provides advice on financial solutions and refer Consumers to financing platforms

- Uxin helps check the documents in relation to application of financial products prepared by Consumers

2. Safety-guaranteed service:

- Uxin provides GPS purchase and installation service

- Uxin provides other assistances to Consumers if necessary, such as sharing the GPS trajectory when there is a car theft, etc.

3. Mortgage service:

- Uxin assists in mortgage registration process if needed

- Uxin assists on the purchase of insurance policy offered by insurance company

-
Warranty service: is provided for selected cars sold with Uxin’s certificate program to provide certain warranty service, including 1-year or 20,000-kilometer warranty covering repair of 15 major structural components.

The Company determined the Consumer as customer of the online used car business in accordance with ASC 606, the Company collects the fees for both of the Broker transaction service and Value-added service from the Consumer. The Company may sell the Broker transaction service alone but does not sell the Value-added service or warranty service individually. Value-added service and warranty service are sold together with the Commission-related service. Each of these services is identified as a separate performance obligation. The Company allocates the transaction price to each of these performance obligations on a relative standalone selling price basis or market price, based on different type of the contract or combined contracts.

The Company recognizes both the Commission revenue from the Broker transaction service and the Value-added services upon the closing of car sale; For warranty service (6-month and 1-year types only), since the Consumer receives, consumes and benefits the warranty service simultaneously when the Company performs the service, therefore the Company recognizes the warranty revenue over the warranty period, i.e. 6-month or 1-year period. Revenue derives from value-added service and warranty service were collectively reported as Value-added service revenue on the Company’s Consolidated Statement of Comprehensive Loss.

Vehicle sales business since September 2020

Retail vehicle sales business

The Company sells used vehicles directly to its customers through its ecommerce platform (www.xin.com). The Company procures used cars by analyzing the extensive user behavioral, used car and transactional data aggregated on its platform over the years. This enables the Company to selectively build its inventory of used cars with value-for-money performance and have greater flexibility in offering more competitive pricing to individual consumer (the “Consumer”).

The prices of used vehicles are set forth in the customer contracts at stand-alone selling prices which are agreed upon prior to delivery. The Company satisfies its performance obligation for used vehicles sales upon the delivery when the Consumer obtains control of the underlying vehicles. The Company receives payment for used vehicle sales directly from the Consumer at the time of sale. Payments received prior to delivery or pick-up of used vehicles are recorded as “Other payables and other current liabilities” within the Consolidated Balance Sheets.

Wholesale vehicle sales business

The Company sells vehicles to wholesalers through offline dealership. These vehicles sold to wholesalers are primarily acquired from individuals that do not meet the Company’s retail standards to list and sell through its e-commerce platform, and therefore, sold through offline dealership. The Company satisfies its performance obligation and recognizes revenue for wholesale vehicle sales at the point in time when the wholesale purchasers obtain control of the underlying vehicles. The payments are received when the vehicles are sold.

Others

Other revenue is mainly comprised of commissions earned from the Group’s financing and insurance partners as well as revenue from advertising and vehicle transportation revenue earned from the Group’s vehicle logistics business. Since September 2020, warranty service revenue is recorded in the “Others”.

Intra-regional and loan facilitation business prior to the Divestiture Transactions (formerly known as “2C business”) and 2B business

2C

Given the divestiture of the Group’s 2C intra-regional business and loan-facilitation related service, the Group presented the results of these businesses as discontinued operation for the year of 2019 and all the prior comparable periods (Note 3) based on the following recognition policy:

The Company’s online platform and offline infrastructure facilitates used car dealers to list and sell its used cars to individual consumers via cross-regional service and intra-regional service. The Company started its cross-regional transaction facilitation service in the three months ended March 31, 2018. The cross-regional transaction facilitation services help individual consumers complete their purchases of cars without having the consumers physically inspect the cars on-site, which primarily apply for the transactions when the consumers are located in different cities from where the cars are located; whereas intra-regional transaction facilitation services cater to local individual consumers. For each used car sold through intra-regional 2C business with financing solutions and each used car sold through cross-regional 2C business with or without financing solutions, the Company charges a transaction facilitation service fee to the consumer that equals the higher of a certain percentage of the price of the car and a minimum fee. The Company used to charge transaction facilitation service fees to car dealers for each used car sold through its intra-regional 2C business without financing solutions. Starting in the second half of 2018, to further facilitate market expansion, the Company gradually discontinued charging car dealers transaction facilitation service fees in intra-regional transactions without financing solutions. The transaction facilitation service fee is for services provided through its platform in connecting consumers with used car sellers, facilitating car sales to consumers and providing after-sale warranty. The Company’s offline infrastructure provides consumers with vehicle inspection, payment and settlement, delivery and fulfilment services, and warranty services. The Company has identified two performance obligations for these transactions—warranty services and other transaction facilitation services. The revenue relating to warranty services is deferred and recognized over the warranty period as the Company stands ready to perform during that period. Other than the warranty services provided, the transaction facilitation revenue is recognized at a point in time when the service is rendered, which occurs upon the completion of the successful transaction.

2B

Given the divestiture of the Group’s entire 2B online used car auction business occurred in the three months ended March 31, 2020, the Group presented the results of the 2B business as discontinued operation for all the periods presented (Note 3) based on the following revenue recognition policy:

Launched in 2011, the Company’s 2B business, Uxin Auction (“优信拍”), caters to business buyers with a comprehensive suite of solutions, connecting businesses with one another across China, helping them source vehicles, optimizing their turnover and facilitating cross-regional transactions. Cars are sold through online Uxin Auctions. The Group earns transaction facilitation income upon each successful close of an auction from buyers. Transaction facilitation income, which is a certain percentage of the selling price of the underlying car or a minimum amount is recognized at a point in time following the transfer of control of such services to the customer, which occurs upon the completion of a successful transaction. As the Company does not assume inventory risk for the used cars, it is considered to be an agent in accordance with ASC 606. Accordingly, the Company recognizes the transaction facilitation income when the performance obligation is satisfied.

Remaining performance obligations

Revenue allocated to remaining performance obligations represents that portion of the overall transaction price that has been received (or for which the Group has an unconditional right to payment) allocated to performance obligations that the Group has not yet fulfilled, which is presented as deferred revenue that has not yet been recognized. As of March 31, 2021 and 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was RMB5.4 million and RMB4.1 million, respectively, reflecting the Group’s remaining obligations. The Group expects to recognize approximately 100% of the revenue over the next 12 months.

2.17 Value-added-tax (“VAT”) and surcharges

The Company’s subsidiaries and former VIEs are subject to value-added tax and related surcharges on the revenues earned for services provided in the PRC. The applicable value-added-tax rate for general VAT payers is set out in the following table.

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5% - 6%
Commission	6%
Value-added service	6%
Other services	6%

The surcharges (i.e. urban construction and maintenance tax, educational surtax, local educational surtax), vary from 5% to 12% of the value-added-tax depending on the tax payer’s location. The surcharges are recorded in the “cost of revenue” in the Consolidated Statements of Comprehensive Loss.

2.18 Cost of revenues

Prior to September 2020, cost of revenues consists of salaries and benefits expenses, cost of title transfer and registration, delivery and logistics cost, rental for transaction centers, platform maintenance cost, GPS tracking device costs, cost of warranty services provided, etc.

Starting from September 2020, the Company started to build its own used vehicles inventory. After then, cost of revenues include the cost to acquire used vehicles and direct and indirect vehicle reconditioning costs associated with preparing the vehicles for resale. Cost of revenues also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.

2.19 Sales and marketing expenses

Sales and marketing expenses primarily consist of salaries and benefits expenses for sales and marketing personnel, advertising and promotion expenses and warranty expenses. Advertising and promotion expenses primarily include branding advertisements, online traffic acquisition costs and costs incurred in other marketing activities. Due to the adoption of the inventory-owing model since September 2020, most salaries and benefits for employees engaged in aftersales services and costs relating to outbound logistics were classified as “sales and marketing expense” whereas before such costs were classified as “cost of revenues”.

Advertising costs are expensed as incurred and the total amounts charged to the Consolidated Statements of Comprehensive Loss amounted to approximately RMB443.6 million, RMB50.0 million, RMB128.9 million and RMB58.7 million for the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022, respectively.

2.20 Research and development expenses

Research and development expenses primarily consist of salaries and benefits expenses, fees for outsourced technical services and depreciation of servers and computers relating to research and development.

All research and development costs are expensed as incurred. Software development costs required to be capitalized under ASC 350-40, Internal-Use Software, were not material to the consolidated financial statements.

2.21 General and administrative expenses

General and administrative expenses primarily consist of salaries and benefits and share-based compensation for employees engaged in management and administration positions or involved in general corporate functions, office rental, professional service fees and depreciation.

2.22 Share-based compensation

The Company grants share options, restricted shares and restricted share units (“RSUs”) to eligible employees, director and execute officers. All share-based awards are measured at fair value on the grant date. The share-based compensation expenses have been categorized as either cost of revenues, sales and marketing expenses research and development expenses, or general and administrative expenses, depending on the job functions of the grantees.

Share Options Granted

The Company follows ASC 718 to determine whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company classifies the share-based awards granted to employees as equity award and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

The binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions.

Restricted Shares and RSUs

For the restricted shares, the awards are measured at fair value on the grant date. Share-based compensation expense is recognized using the straight-line method over the requisite service period or immediately at the grant date if no vesting conditions are required.

For grants of RSUs with certain market conditions, it is classified as equity awards and recognized in the financial statements based on their grant date fair values which are determined using the Monte Carlo valuation model, which incorporates various assumptions including expected stock price volatility, risk-free interest rates, and expected timing and proceeds received due to the exercise of warrants and settlement of forward contracts (Note 17). Related expenses are recognized over the derived service period determined based on valuation techniques that are used to estimate fair value, and is not adjusted if the market condition is not met, so long as the requisite service is provided.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards. In accordance with ASU 2016-09, the Group made an entity-wide accounting policy election to account for forfeitures when they occur.

2.23 Taxation

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carries forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statements of comprehensive loss in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. Undistributed earnings are expected to be indefinitely reinvested for the foreseeable future, if any.

2.24 Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, the net loss is allocated between ordinary shares and other participating securities, including senior convertible preferred shares, based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. The diluted loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

2.25 Operating leases

The Company applied ASC 842, Leases, on January 1, 2019 on modified retrospective basis and has elected not to recast comparative periods. The Company has elected the package of practical expedients on the adoption date, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases. The Company determines if an arrangement is or contains a lease at inception. Operating leases are primarily for offices and stores and are included in Right-of-use assets, net, Operating lease liabilities, current and Operating lease liabilities, non-current on its Consolidated Balance Sheets. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and Operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right of use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The right of use assets also includes any lease payments made. The Company’s lease term may include options to extend or terminate the lease. Renewal options are considered within the operating lease right of use assets and liabilities when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating lease with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its Consolidated Balance Sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Consolidated Statements of Comprehensive Loss. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

2.26 Provision for credit losses

The Company has several types of financial assets and liabilities that are subject to ASC 326’s new CECL model. The CECL reserves for credit loss represents the Company’s best estimate of the expected lifetime credit losses for accounts receivable, loans recognized as a result of payments under guarantees and other receivables as of the balance sheet dates. The adequacy of the reserves for credit losses is assessed quarterly; and the assumptions and models used in establishing the allowance are evaluated regularly. Because credit losses can vary substantially over time, estimating credit loss reserves requires us to estimate lifetime expected credit losses by incorporating historical loss experience, as well as current and future economic conditions over a reasonable and supportable period beyond the balance sheet date.

Measurement of CECL reserve

The Company estimates its CECL reserve for different financial instruments using various methods including the probability-of-default method, the loss rate method, the roll rate method and the discounted cash flow method.

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For loans recognized as a result of payments under guarantees and financial lease receivables, the loss rate method is applied as the comprehensive product impact of Probability of Default ("PD") and Loss Given Default ("LGD").
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The roll rate model is adopted for accounts receivable; while for some other receivables which cannot be pooled with financial assets with similar risk characteristics, the reserve for credit losses is evaluated on an individual basis using the discounted cash flow method.

Note that to incorporate the forward-looking impacts based on the Company’s best macroeconomic forecasts, quantitative adjustments are applied to key parameters such as PD, LGD, loss rates, and roll rates on a collective basis. The Company groups its financial instruments into pools by credit status, product types, accounts receivable aging schedule, collateral types and other risk characteristics as appropriate in the calibration and adjustments of these parameters.

Loans recognized as a result of payments under guarantees

Assumptions Used: The credit loss allowance of Loans recognized as a result of payments under guarantees based on the Company’s assumptions regarding:

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Loss rate: The loss percentage of the outstanding balance. It considers the historical loss information, the recent performance of this portfolio, categories of credit status (normal, attention and secondary), the collateral, and the Company’s forecasts of selected macroeconomic factors.

Sensitivity Analysis:

Changes in certain key assumptions would affect the provision for credit loss of Loans recognized as a result of payments under guarantees. The effect of the indicated change in the assumptions for the Company was as follows (in thousands) as of March 31, 2022:

Assumption	Basis Point Change	Increase/ (Decrease)
Loss rate	+/- 100	1,312/ (3,790)

2.27 Recent accounting pronouncements

New and Amended Standards Adopted by the Group

In January 2020, the FASB issued ASU 2020-01 Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instrument guidance in Topic 825. The standard is effective for the Company for fiscal years beginning after December 15, 2021, with early adoption permitted. The Group adopted the ASU prospectively on April 1, 2021. The impact of the adoption was not material.

New and Amended Standards not yet Adopted by the Group

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,”. For convertible instruments, the accounting update reduces the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. The accounting update amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The accounting update also simplifies the diluted earnings per share calculation in certain areas. For public business entities, the update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. The ASU is currently not expected to have a material impact on the Group’s consolidated financial statements.